Property, Plant and Equipment - Components of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 3,501.6	$ 3,194.7
Less accumulated depreciation	(1,463.8)	(1,355.1)
Property, plant and equipment, net	2,037.8	1,839.6
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	99.0	79.8
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	577.4	568.1
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	2,149.9	2,044.2
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 675.3	$ 502.6